CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 2,185,047	$ (12,446,470)	$ (8,076,982)	$ (6,979,488)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	25,439	21,322	48,572	22,908
Accretion of discount on convertible debt	625,000	1,093,650	1,993,650
Amortization of deferred financing costs	152,000	1,261,121	2,149,491
Warrants issued for services	(1,331)	95,292	132,707
Share based compensation	135,108	123,426	356,702	560,880
Interest accretion in related party note payable		15,781	15,781	91,219
Shares issued for consulting services	229,997	184,000	184,000	365,500
Change in fair value of warrants	(5,429,786)	5,565,771	(5,452,436)	1,935,256
Accrued interest income - related party				(10,440)
Accrued registration penalty				156,000
Change in derivative liability		(209,351)	(209,351)
Loss on extinguishment of debt		2,950,513	2,950,513
Accrued interest-related party			(2,354)	33
Impairment of investments			150,000	522,100
Inventory write-down			347,720
Changes in opertating assets and liabilities:
Accounts receivable	1,318,387	(51,959)	(1,972,924)	72,003
Advances on inventory purchases	(362,388)	(766,182)	(304,702)
Inventories	(1,519,638)	(269,967)	(1,907,927)	45,081
Prepaid expenses and other current assets	(341,277)	(87,424)	(115,693)	18,800
Other non-current assets	(2,185)
Accounts payable	425,509	(153,508)	100,754	266,392
Deferred revenue	(30,000)	(46,152)	(54,902)	(2,202)
Accrued expenses and other current liabilities	(191,160)	69,658	493,369	47,276
Net cash used in operating activities	(2,781,278)	(2,650,479)	(9,174,012)	(3,032,698)
Cash flows from investing activities:
Investments				(582,100)
Deposit on asset acquisition		(40,000)	(67,254)
Increase in note receivable	(500,000)
Certificate of deposit - non current	(298)		(50,000)
Reverse recapitalization transaction				(320,000)
Purchase of intangible assets	(1,565,525)
Additions to property, plant and equipment	(3,627)	(49,150)	(95,840)	(85,955)
Net cash used in investing activities	(2,069,450)	(89,150)	(213,094)	(988,055)
Cash flows from financing activities:
Proceeds from issuance of convertible debt	1,275,000	2,550,000	2,550,000
Costs associated with convertible debt	(157,175)	(342,586)	(342,586)
Proceeds of notes payable	109,699	29,180	89,514	27,293
Repayment of notes payable	(68,337)	(9,714)	(70,491)	(67,579)
Repayment of loans from related parties				(513)
Deferred offering costs		(7,500)		(63,500)
Proceeds from private placements of common stock		1,170,000	13,670,000	4,475,000
Costs associated with private placement of common stock		(192,400)	(1,861,647)	(389,437)
Net cash provided by financing activities	1,159,187	3,196,980	14,034,790	3,981,264
Net increase (decrease) in cash and cash equivalents	(3,691,541)	457,351	4,647,684	(39,489)
Cash and cash equivalents - beginning of period	4,683,186	35,502	35,502	74,991
Cash and cash equivalents - end of period	991,645	492,853	4,683,186	35,502
Supplemental disclosures of cash flow information
Interest paid in cash	1,219	3,314	9,361	96,841
Taxes paid in cash
Non Cash Investing and Financing Activities
Common shares issued on conversion of related party note payable			107,000	687,500
Common shares issued in payment of related party receivables	229,997			151,400
Common shares issued towards asset acquisition	860,112	500,000	500,000
Warrants issued with debt	275,936	3,606,399	811,447
Cashless exercise of placement agent warrants		3,594,435	3,954,435
Deferred offering costs		63,500	63,500
Beneficial conversion feature on related party loan	533,032	243,711	243,711
Settlement of derivative liabilities		13,323	13,323
Warrant issued for asset acquisition	241,880
Liability recorded for asset acquisition	50,000
Insurance premiums financed through notes payable	99,699	38,875
Warrant liabilities			29,067,319	2,182,732
Common Shares issued in conversion of notes payable			$ 4,980,763